Investment Strategy - FT Vest TSLA & Target Income ETF	Aug. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in a portfolio of common stock and options contracts, including standardized listed options and/or FLexible EXchange options (“FLEX Options”) that utilize the common stock of Tesla, Inc. as the reference asset (the “Underlying Security”). To provide a stable revenue stream, the Fund may also utilize a “box spread” options trade (defined below) and/or invest in U.S. Treasuries and cash or cash equivalents. The Fund will purchase shares of the Underlying Security directly and gain synthetic exposure to the price movements of the Underlying Security through the use of a combination of put options, call options, U.S. Treasuries and/or box spreads (the "Synthetic Replication"), as described in greater detail below. An investment in the Fund is not an investment in the Underlying Security.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to the Underlying Security and investments intended to provide income to the Fund. The notional value of the derivatives will be used for purposes of compliance with the Fund’s 80% investment policy. Vest Financial, LLC is the Fund’s investment sub-advisor (“Vest” or the “Sub-Advisor”).In furtherance of its objectives, the Fund seeks to make distributions from dividends, U.S. Treasuries, a box spread options trade and option premiums from sold call options at an annual rate that is approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index. The Fund may make distributions that represent a return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. The Fund also seeks a secondary objective of generating capital appreciation. The S&P 500® Index annual dividend yield for 2025 was 1.14%. However, that is not indicative of what the S&P 500® Index annual dividend yield may be in the future. It is expected that the Fund will distribute dividends and income from U.S. Treasuries and option premiums to shareholders on a monthly basis. The target income of approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index is an annualized income target. If an investor holds for less than one year, they should not expect to receive the annualized target income. The target income rate and the distribution amount each month will fluctuate based on the then current forward dividend yield of the S&P 500® Index. While the Fund seeks to make distributions that are above the current annual forward dividend yield of the S&P 500® Index, there is no guarantee that the Fund’s distribution target will be achieved. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the S&P 500® Index or the Underlying Security. Capital appreciation of the Fund may be less than the capital appreciation of the Underlying Security, and the total return performance of the Fund may be less than the total return performance of the Underlying Security. This strategy effectively converts a portion of the upside price return growth, if any, of the Underlying Security into current income. By doing so, the Fund is giving up full participation potential in the gains of the Underlying Security in exchange for call option premiums. In the event the value of the Underlying Security exceeds the strike price of the call options, the capital appreciation of the Fund is expected to be less than the capital appreciation of the Underlying Security. The Fund does not offer protection against the negative performance of the Underlying Security, and if the Underlying Security’s price declines, the NAV of the Fund is also expected to decline.The Fund will gain exposure to the Underlying Security through direct investment in the Underlying Security and the Synthetic Replication. When utilizing the Synthetic Replication, the Fund may utilize both standardized listed options and/or FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contracts. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying asset) at a specified price (the “strike price”). Along with direct investment in the Underlying Security, the Fund will gain exposure to the price movements of the Underlying Security through the use of the Synthetic Replication. The Fund utilizes the Synthetic Replication to help maintain its tax status as a regulated investment company. The Synthetic Replication is achieved through the combination of purchasing a call option and selling a put option generally at the same strike price which synthetically creates the upside and downside participation in the price return of the Underlying Security. The Fund will gain exposure to increases in value experienced by the Underlying Security through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will gain exposure to decreases in value experienced by the Underlying Security through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. Each of these options is expected to have an expiration date of approximately one year or less and is expected to be “rolled” to maintain exposure to the Underlying Security (i.e., allow the existing option on the Underlying Security to expire and open another option on the Underlying Security that will expire at a later date). In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying Security both on the upside and downside.The Fund may also invest in short-term U.S. Treasuries and cash and cash-equivalents or may utilize a "box spread." A box spread options trade (a “Box Spread”) is an offsetting set of options that have risk and return characteristics similar to U.S. Treasuries, cash and cash-equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The reference asset for the Box Spread will be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index. The dividends from the Underlying Security (if any), interest from the U.S. Treasuries, and premiums from the Box Spread, plus the premiums from selling weekly calls on the Underlying Security (described below) will combine to seek to achieve the annualized distribution of approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index.The Fund will seek additional cash flow in the form of premiums by selling call options on the Underlying Security. The call options sold by the Fund on the Underlying Security will give the purchaser the right to receive from the seller (the Fund) a cash payment at the option expiration date equal to any positive difference between the value of the Underlying Security at the contract expiration and the strike price. In the event the Underlying Security appreciates above the strike price as of the expiration date of the written option and the buyer exercises the option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the Underlying Security and the strike price (which loss is partially offset by the premium initially received). In the event the Underlying Security declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium which provides income to the Fund. Additionally, in the event the Underlying Security increases in value, and the call option is exercised, there may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital.Each week, the Fund compares the income from dividends, interest from U.S. Treasuries and premiums from the Box Spread against the Fund’s target distribution and looks to bridge that difference with the premiums that come from selling call options. By combining premiums collected from the sale of calls with dividend income from the Underlying Security, interest from U.S. Treasuries and the premiums collected from the Box Spread, the Fund seeks to increase total income for investors while still participating in some of the growth potential from the price appreciation of the Underlying Security. The volatility of the share price of the Underlying Security may have an impact on the amount of call options the Fund will need to sell at any given time in order to seek its targeted distribution rate. This amount will in turn impact the level of exposure the Fund has to the price movement of the Underlying Security. Generally, the more call options the Fund needs to sell to meet its targeted distribution rate, the lower the Fund’s exposure to the price movement of the Underlying Security. Periods of low volatility in the price of the Underlying Security typically result in an increase in call option selling, while periods of high volatility in the price of the Underlying Security typically result in a decrease in call option selling. The call options written by the Fund will have expirations of less than 30 days, and will be typically written at-the-money. An at-the-money call option has a strike price that is approximately equal to the price of the Underlying Security at the time the call option is sold. The Fund’s strategy may involve frequently buying and selling portfolio securities. There may be times when the Fund needs to sell securities or dispose of proceeds when it would not otherwise do so in order to modify its portfolio to achieve its investment objectives or generate proceeds to settle an option position.As of August 12, 2026, the Fund expects to have significant exposure to consumer discretionary companies, although this may change from time to time. Over time, the Fund may have significant exposure to a jurisdiction, investment sector or industry or group of industries that it may not have had as of August 12, 2026. To the extent the Fund invests a significant portion of its assets in investments that provide exposure to a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in the industry or group of industries to which the Underlying Security is assigned. As of August 12, 2026, the Underlying Security is assigned to the automobiles industry, although this may change from time to time.The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).Additional Information About Tesla, Inc.Tesla, Inc. designs, manufactures, and sells fully electric vehicles, electric vehicle powertrain components, and energy generation and storage systems. The common stock of Tesla, Inc. (ticker: TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Advisor, the Sub-Advisor nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Advisor, the Sub-Advisor nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Advisor nor the Sub-Advisor, nor any of their respective affiliates, make any representations to investors as to the performance of the Underlying Security.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in a portfolio of common stock and options contracts, including standardized listed options and/or FLexible EXchange options (“FLEX Options”) that utilize the common stock of Tesla, Inc. as the reference asset (the “Underlying Security”). To provide a stable revenue stream, the Fund may also utilize a “box spread” options trade (defined below) and/or invest in U.S. Treasuries and cash or cash equivalents.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In furtherance of its objectives, the Fund seeks to make distributions from dividends, U.S. Treasuries, a box spread options trade and option premiums from sold call options at an annual rate that is approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index. The Fund may make distributions that represent a return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. The Fund also seeks a secondary objective of generating capital appreciation. The S&P 500® Index annual dividend yield for 2025 was 1.14%. However, that is not indicative of what the S&P 500® Index annual dividend yield may be in the future. It is expected that the Fund will distribute dividends and income from U.S. Treasuries and option premiums to shareholders on a monthly basis. The target income of approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index is an annualized income target. If an investor holds for less than one year, they should not expect to receive the annualized target income. The target income rate and the distribution amount each month will fluctuate based on the then current forward dividend yield of the S&P 500® Index. While the Fund seeks to make distributions that are above the current annual forward dividend yield of the S&P 500® Index, there is no guarantee that the Fund’s distribution target will be achieved. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the S&P 500® Index or the Underlying Security. Capital appreciation of the Fund may be less than the capital appreciation of the Underlying Security, and the total return performance of the Fund may be less than the total return performance of the Underlying Security. This strategy effectively converts a portion of the upside price return growth, if any, of the Underlying Security into current income. By doing so, the Fund is giving up full participation potential in the gains of the Underlying Security in exchange for call option premiums. In the event the value of the Underlying Security exceeds the strike price of the call options, the capital appreciation of the Fund is expected to be less than the capital appreciation of the Underlying Security. The Fund does not offer protection against the negative performance of the Underlying Security, and if the Underlying Security’s price declines, the NAV of the Fund is also expected to decline.The Fund will gain exposure to the Underlying Security through direct investment in the Underlying Security and the Synthetic Replication. When utilizing the Synthetic Replication, the Fund may utilize both standardized listed options and/or FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates that are otherwise standardized in typical listed options contracts. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying asset) at a specified price (the “strike price”). Along with direct investment in the Underlying Security, the Fund will gain exposure to the price movements of the Underlying Security through the use of the Synthetic Replication. The Fund utilizes the Synthetic Replication to help maintain its tax status as a regulated investment company. The Synthetic Replication is achieved through the combination of purchasing a call option and selling a put option generally at the same strike price which synthetically creates the upside and downside participation in the price return of the Underlying Security. The Fund will gain exposure to increases in value experienced by the Underlying Security through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will gain exposure to decreases in value experienced by the Underlying Security through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. Each of these options is expected to have an expiration date of approximately one year or less and is expected to be “rolled” to maintain exposure to the Underlying Security (i.e., allow the existing option on the Underlying Security to expire and open another option on the Underlying Security that will expire at a later date). In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying Security both on the upside and downside.The Fund may also invest in short-term U.S. Treasuries and cash and cash-equivalents or may utilize a "box spread." A box spread options trade (a “Box Spread”) is an offsetting set of options that have risk and return characteristics similar to U.S. Treasuries, cash and cash-equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The reference asset for the Box Spread will be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index. The dividends from the Underlying Security (if any), interest from the U.S. Treasuries, and premiums from the Box Spread, plus the premiums from selling weekly calls on the Underlying Security (described below) will combine to seek to achieve the annualized distribution of approximately 15.0% (before fees and expenses) over the current annual forward dividend yield of the S&P 500® Index.The Fund will seek additional cash flow in the form of premiums by selling call options on the Underlying Security. The call options sold by the Fund on the Underlying Security will give the purchaser the right to receive from the seller (the Fund) a cash payment at the option expiration date equal to any positive difference between the value of the Underlying Security at the contract expiration and the strike price. In the event the Underlying Security appreciates above the strike price as of the expiration date of the written option and the buyer exercises the option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the Underlying Security and the strike price (which loss is partially offset by the premium initially received). In the event the Underlying Security declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium which provides income to the Fund. Additionally, in the event the Underlying Security increases in value, and the call option is exercised, there may be times the Fund needs to sell securities when it would not otherwise do so in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital.Each week, the Fund compares the income from dividends, interest from U.S. Treasuries and premiums from the Box Spread against the Fund’s target distribution and looks to bridge that difference with the premiums that come from selling call options. By combining premiums collected from the sale of calls with dividend income from the Underlying Security, interest from U.S. Treasuries and the premiums collected from the Box Spread, the Fund seeks to increase total income for investors while still participating in some of the growth potential from the price appreciation of the Underlying Security. The volatility of the share price of the Underlying Security may have an impact on the amount of call options the Fund will need to sell at any given time in order to seek its targeted distribution rate. This amount will in turn impact the level of exposure the Fund has to the price movement of the Underlying Security. Generally, the more call options the Fund needs to sell to meet its targeted distribution rate, the lower the Fund’s exposure to the price movement of the Underlying Security. Periods of low volatility in the price of the Underlying Security typically result in an increase in call option selling, while periods of high volatility in the price of the Underlying Security typically result in a decrease in call option selling. The call options written by the Fund will have expirations of less than 30 days, and will be typically written at-the-money. An at-the-money call option has a strike price that is approximately equal to the price of the Underlying Security at the time the call option is sold. The Fund’s strategy may involve frequently buying and selling portfolio securities. There may be times when the Fund needs to sell securities or dispose of proceeds when it would not otherwise do so in order to modify its portfolio to achieve its investment objectives or generate proceeds to settle an option position.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to the Underlying Security and investments intended to provide income to the Fund.
Strategy Portfolio Concentration [Text]	As of August 12, 2026, the Fund expects to have significant exposure to consumer discretionary companies, although this may change from time to time.